Investments - Share of Equity-Accounted Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Share Of Equity Accounted In Earnings	$ (508)	$ (753)	$ (2,351)